Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate and PRC statutory income tax
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Statutory income tax rate	25.00%	25.00%	25.00%
Effect of expenses not deductible for tax purposes	0.00%	0.40%	0.00%
Effect of additional deduction of research and development expense	0.70%	(35.10)%	6.70%
Effect of income tax exemptions and reliefs	2.90%	60.90%	(0.70)%
Recovery from deferred income tax assets	5.50%	-	-
Effect of valuation allowance on deferred income tax assets	(28.00)%	2.20%	(67.10)%
Income tax difference under different tax jurisdictions	(6.10)%	(45.70)%	(2.20)%
Prior year true-ups	-	(23.60)%	-
Others	-	-	(2.10)%
Total	(0.00)%	(15.90)%	(40.40)%

Schedule of provision for income taxes
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Current income tax expense	$7,666	$2,466,745	$623,938
Deferred tax expense (benefit)	(80,599)	(2,845,588)	8,627,604
Income taxes provision (benefit)	$(72,933)	$(378,843)	$9,251,542

Schedule of deferred tax assets and liabilities
	As of December 31,	As of December 31,
	2022	2021
Provision for doubtful accounts	$1,986,464	$6,374,477
Net operating loss carryforward	35,623,990	19,012,186
Accrued expenses and others	3,672,475	3,899,556
	41,282,929	29,286,219
Less: valuation allowance	(41,282,929)	(29,286,219)

Deferred tax assets	$-	$-

Intangible assets	$1,004,365	$-
Property, plant and equipment	129,174	178,582
Deferred tax liabilities	$1,133,539	$178,582

Total deferred tax liabilities	$1,133,539	$178,582